SHARE OPTION PLANS, 2018 RSA Plan, Non-Executive Management (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2018 shares	Jun. 30, 2020 USD ($) shares $ / shares	Jun. 30, 2019 USD ($) shares $ / shares	Jun. 30, 2018 USD ($) shares $ / shares
Number [Abstract]
Share-based payments | $		$ 359	$ 4,087	$ 8,386
2018 Restricted Stock Awards (RSA) [Member]
Number [Abstract]
Granted during the period (in shares)	2,373,374
Exercised during the period (in shares)	(721,596)
Share-based payments | $		$ 95	$ 255	$ 0
2018 Restricted Stock Awards (RSA) [Member] | Bottom of Range [Member]
Number [Abstract]
Vested term		13 months
2018 Restricted Stock Awards (RSA) [Member] | Top of Range [Member]
Number [Abstract]
Vested term		4 years
2018 RSA Plan - Non-Executive Management [Member]
Grant Date Fair Market Value [Abstract]
Outstanding as of beginning of the period (in dollars per share) | $ / shares		$ 0.61	$ 0
Granted during the period (in dollars per share) | $ / shares		0	0.61
Exercised during the period (in dollars per share) | $ / shares		0	0
Forfeited / cancelled / expired during the period (in dollars per share) | $ / shares		(0.61)	0
Outstanding as of end of the period (in dollars per share) | $ / shares		0.61	0.61	$ 0
Vested as of end of the period (in dollars per share) | $ / shares		$ 0.61	$ 0.61
Number [Abstract]
Outstanding as of beginning of the period (in shares)		916,929	0
Granted during the period (in shares)	928,124	0	916,929
Exercised during the period (in shares)		0	0
Forfeited / cancelled / expired during the period (in shares)		(266,736)	0
Outstanding as of end of the period (in shares)		650,193	916,929	0
Option vested (in shares)		481,859	438,638
Percentage of outstanding shares vested		74.10%	47.80%
Share-based payments | $		$ 100	$ 300
Unrecognized compensation expense | $		$ 100
Period for recognition of compensation expense		19 months
2018 RSA Plan - Non-Executive Management [Member] | Bottom of Range [Member]
Number [Abstract]
Vested term		13 months
2018 RSA Plan - Non-Executive Management [Member] | Top of Range [Member]
Number [Abstract]
Vested term		4 years